Quarterly Report
December 31, 2019
MFS®  Mid Cap Value Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace – 2.6%
Huntington Ingalls Industries, Inc.	221,184	$55,490,642
L3Harris Technologies, Inc.	607,055	120,117,973
Leidos Holdings, Inc.	917,222	89,786,861
		$265,395,476
Airlines – 1.2%
Alaska Air Group, Inc.	539,381	$36,543,063
Delta Air Lines, Inc.	1,473,617	86,177,122
		$122,720,185
Alcoholic Beverages – 0.3%
Molson Coors Brewing Co.	599,837	$32,331,214
Apparel Manufacturers – 1.1%
PVH Corp.	509,860	$53,611,779
Skechers USA, Inc., “A” (a)	1,438,035	62,108,732
		$115,720,511
Automotive – 1.3%
Lear Corp.	435,897	$59,805,068
LKQ Corp. (a)	2,113,991	75,469,479
		$135,274,547
Brokerage & Asset Managers – 3.8%
Apollo Global Management, Inc.	2,029,229	$96,814,516
E*TRADE Financial Corp.	444,104	20,148,999
Invesco Ltd.	3,055,288	54,934,078
NASDAQ, Inc.	1,272,014	136,232,699
Raymond James Financial, Inc.	856,185	76,594,310
		$384,724,602
Business Services – 1.7%
Amdocs Ltd.	1,415,644	$102,195,340
Global Payments, Inc.	363,092	66,286,076
		$168,481,416
Cable TV – 0.4%
Altice USA, Inc., “A” (a)	1,489,003	$40,709,342
Chemicals – 3.4%
Celanese Corp.	550,530	$67,781,253
Eastman Chemical Co.	1,144,318	90,698,645
FMC Corp.	937,823	93,613,492
PPG Industries, Inc.	666,580	88,981,764
		$341,075,154
Computer Software – 0.4%
Change Healthcare, Inc. (a)	2,187,719	$35,856,714
Computer Software - Systems – 1.1%
Verint Systems, Inc. (a)	918,653	$50,856,630
Zebra Technologies Corp., “A” (a)	237,726	60,724,729
		$111,581,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 6.1%
Fortune Brands Home & Security, Inc.	550,536	$35,972,022
Masco Corp.	1,678,758	80,563,596
Mid-America Apartment Communities, Inc., REIT	697,670	91,994,766
Owens Corning	1,192,321	77,643,944
Stanley Black & Decker, Inc.	718,827	119,138,387
Toll Brothers, Inc.	2,236,464	88,362,693
Vulcan Materials Co.	446,882	64,346,539
Whirlpool Corp.	392,082	57,843,858
		$615,865,805
Consumer Products – 1.3%
Energizer Holdings, Inc.	1,083,235	$54,400,062
International Flavors & Fragrances, Inc.	164,805	21,263,141
Newell Brands, Inc.	2,801,859	53,851,730
		$129,514,933
Consumer Services – 0.3%
Grand Canyon Education, Inc. (a)	347,508	$33,287,791
Containers – 1.9%
Berry Global Group, Inc. (a)	1,133,015	$53,806,882
Graphic Packaging Holding Co.	5,120,402	85,254,693
WestRock Co.	1,321,938	56,724,360
		$195,785,935
Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	2,130,377	$85,683,763
Sensata Technologies Holding PLC (a)	1,187,820	63,987,863
TE Connectivity Ltd.	592,489	56,784,146
		$206,455,772
Electronics – 3.9%
Analog Devices, Inc.	865,002	$102,796,837
Corning, Inc.	713,007	20,755,634
Keysight Technologies, Inc. (a)	541,984	55,623,818
Marvell Technology Group Ltd.	2,932,472	77,886,456
Maxim Integrated Products, Inc.	1,236,770	76,073,723
NXP Semiconductors N.V.	487,553	62,045,995
		$395,182,463
Energy - Independent – 3.1%
Cabot Oil & Gas Corp.	2,620,262	$45,618,762
Diamondback Energy, Inc.	198,312	18,415,252
Marathon Petroleum Corp.	1,413,017	85,134,274
Pioneer Natural Resources Co.	621,298	94,045,878
WPX Energy, Inc. (a)	4,976,560	68,377,935
		$311,592,101
Energy - Integrated – 0.7%
Hess Corp.	1,076,160	$71,898,250
Engineering - Construction – 1.4%
KBR, Inc.	3,787,381	$115,515,120
Quanta Services, Inc.	746,474	30,388,957
		$145,904,077
Entertainment – 0.2%
Six Flags Entertainment Corp.	433,609	$19,560,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.2%
Archer Daniels Midland Co.	1,891,337	$87,663,470
Coca-Cola European Partners PLC	1,219,764	62,061,592
Ingredion, Inc.	656,845	61,053,743
J.M. Smucker Co.	572,565	59,621,193
Kellogg Co.	808,063	55,885,637
Post Holdings, Inc. (a)	400,567	43,701,860
Sanderson Farms, Inc.	295,253	52,029,484
		$422,016,979
Food & Drug Stores – 0.7%
Kroger Co.	2,333,224	$67,640,164
Gaming & Lodging – 1.8%
Marriott International, Inc., “A”	342,984	$51,938,067
Royal Caribbean Cruises Ltd.	613,961	81,969,933
Wyndham Hotels & Resorts, Inc.	757,009	47,547,735
		$181,455,735
General Merchandise – 0.6%
Dollar Tree, Inc. (a)	656,800	$61,772,040
Insurance – 7.3%
Arthur J. Gallagher & Co.	999,952	$95,225,429
Assurant, Inc.	701,503	91,953,013
Athene Holding Ltd. (a)	1,510,328	71,030,726
Everest Re Group Ltd.	347,826	96,292,150
Hanover Insurance Group, Inc.	404,376	55,266,068
Hartford Financial Services Group, Inc.	2,148,488	130,563,616
Lincoln National Corp.	1,295,862	76,468,817
Reinsurance Group of America, Inc.	398,023	64,901,630
Willis Towers Watson PLC	288,690	58,298,058
		$739,999,507
Leisure & Toys – 1.7%
Brunswick Corp.	1,096,797	$65,785,884
Electronic Arts, Inc. (a)	579,380	62,289,144
Harley-Davidson, Inc.	1,081,487	40,220,501
		$168,295,529
Machinery & Tools – 2.9%
AGCO Corp.	974,624	$75,289,704
Eaton Corp. PLC	1,023,602	96,955,582
ITT, Inc.	939,955	69,472,074
Regal Beloit Corp.	620,548	53,125,114
		$294,842,474
Major Banks – 3.6%
Comerica, Inc.	1,046,053	$75,054,303
Huntington Bancshares, Inc.	6,896,480	103,998,918
KeyCorp	5,729,721	115,969,553
State Street Corp.	873,707	69,110,224
		$364,132,998
Medical & Health Technology & Services – 3.8%
AmerisourceBergen Corp.	757,707	$64,420,249
Laboratory Corp. of America Holdings (a)	136,127	23,028,605
PRA Health Sciences, Inc. (a)	560,078	62,252,670
Premier, Inc., “A” (a)	1,813,197	68,683,902
Quest Diagnostics, Inc.	705,527	75,343,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	628,552	$90,172,070
		$383,900,724
Medical Equipment – 1.9%
Envista Holdings Corp. (a)	536,457	$15,900,586
PerkinElmer, Inc.	623,041	60,497,281
Zimmer Biomet Holdings, Inc.	763,443	114,272,148
		$190,670,015
Natural Gas - Distribution – 1.4%
NiSource, Inc.	1,931,027	$53,759,791
Sempra Energy	562,212	85,163,874
		$138,923,665
Natural Gas - Pipeline – 1.6%
Equitrans Midstream Corp.	1,763,624	$23,562,017
Plains GP Holdings LP	4,458,380	84,486,301
Targa Resources Corp.	1,282,488	52,363,985
		$160,412,303
Network & Telecom – 0.8%
Motorola Solutions, Inc.	504,635	$81,316,884
Oil Services – 1.0%
Frank's International N.V. (a)	3,110,285	$16,080,173
Halliburton Co.	1,257,795	30,778,244
NOW, Inc. (a)	2,122,680	23,858,923
Patterson-UTI Energy, Inc.	3,250,128	34,126,344
		$104,843,684
Other Banks & Diversified Financials – 5.9%
Discover Financial Services	1,013,365	$85,953,619
Element Fleet Management Corp.	4,356,609	37,206,726
M&T Bank Corp.	432,566	73,428,079
Northern Trust Corp.	865,857	91,988,648
Prosperity Bancshares, Inc.	703,306	50,560,668
Signature Bank	652,707	89,166,303
Truist Financial Corp.	1,990,499	112,104,904
Wintrust Financial Corp.	871,530	61,791,477
		$602,200,424
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (a)	1,480,011	$43,586,324
Mylan N.V. (a)	1,491,759	29,984,356
		$73,570,680
Pollution Control – 0.4%
Stericycle, Inc. (a)	656,028	$41,861,147
Railroad & Shipping – 1.0%
Kansas City Southern Co.	671,250	$102,808,650
Real Estate – 6.6%
Annaly Capital Management, Inc., REIT	3,171,759	$29,877,970
Brixmor Property Group, Inc., REIT	3,469,345	74,972,545
EPR Properties, REIT	937,395	66,217,583
Life Storage, Inc., REIT	953,970	103,295,872
Medical Properties Trust, Inc., REIT	3,648,806	77,026,295
Spirit Realty Capital, Inc., REIT	1,072,748	52,757,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	634,501	$95,238,600
VICI Properties, Inc., REIT	3,548,719	90,669,770
W.P. Carey, Inc., REIT	1,059,085	84,769,163
		$674,825,545
Restaurants – 0.6%
Wendy's Co.	2,647,802	$58,807,682
Specialty Chemicals – 2.1%
Axalta Coating Systems Ltd. (a)	2,574,394	$78,261,577
Corteva, Inc.	2,284,246	67,522,312
Univar Solutions, Inc. (a)	2,913,095	70,613,423
		$216,397,312
Specialty Stores – 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	1,256,960	$28,583,271
Tractor Supply Co.	338,978	31,674,104
Urban Outfitters, Inc. (a)	1,124,977	31,240,611
		$91,497,986
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	1,242,044	$44,514,857
Utilities - Electric Power – 8.0%
AES Corp.	3,577,773	$71,197,683
CenterPoint Energy, Inc.	2,495,720	68,058,284
CMS Energy Corp.	1,630,153	102,438,815
Edison International	628,591	47,402,047
Eversource Energy	1,200,301	102,109,606
FirstEnergy Corp.	1,469,797	71,432,134
Pinnacle West Capital Corp.	1,151,529	103,557,003
Public Service Enterprise Group, Inc.	1,751,633	103,433,929
Southern Co.	1,220,542	77,748,525
WEC Energy Group, Inc.	695,454	64,141,723
		$811,519,749
Total Common Stocks		$9,957,144,482
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 1.7% (v)	215,487,835	$215,487,835

Other Assets, Less Liabilities – (0.2)%		(24,043,832)
Net Assets – 100.0%		$10,148,588,485
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $215,487,835 and $9,957,144,482, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$9,957,144,482	$—	$—	$9,957,144,482
Mutual Funds	215,487,835	—	—	215,487,835
Total	$10,172,632,317	$—	$—	$10,172,632,317
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$178,296,634	$563,081,464	$525,902,498	$12,235	$—	$215,487,835

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$866,469	$—